Revenue (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Deferred revenue	$ 299	$ 260	$ 698	$ 279